Long-Term Debt - Estimated Maturities of Long-Term Debt (Detail) (USD $)	Dec. 31, 2013
Debt Disclosure [Abstract]
2014	$ 11,105
2015	11,100
2016	10,200
2017	42,210
2018	$ 2,598